CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 6,954	$ 5,670
Other non-current financial assets	23,660	22,654
Other financial assets	30,614	28,324
Current portion of accounts receivable and other	19,946	20,263
Non-current portion of accounts receivable and other	9,019	8,249
Accounts receivable and other	28,965	28,512
Current portion of inventory	7,375	7,060
Non-current portion of inventory	4,466	4,352
Total	11,841	11,412
Current portion of accounts payable and other	32,445	33,414
Non-current portion of accounts payable and other	24,810	25,479
Accounts payable and other	57,255	58,893
Current portion of corporate borrowings	2,455	608
Non-current portion of corporate borrowings	12,368	11,552
Corporate Borrowings	14,823	12,160
Current portion of non-recourse borrowings of managed entities	32,089	36,856
Non-current non-recourse borrowings of managed entities	195,604	184,694
Non-recourse borrowings of managed entities	$ 227,693	$ 221,550